U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

January 22, 2021

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	GLOBAL BETA ETF TRUST (the “Trust”)
Securities Act Registration No.: 333-232249
Investment Company Act Registration No.: 811-23450
Global Beta Rising Stars ETF (S000069010)

Dear Sir or Madam:

Pursuant to Rule 485(a) of the Securities Act of 1933, the Investment Company Act of 1940, and the regulations thereunder, transmitted herewith on behalf of the Trust is Post-Effective Amendment No. 5 and Amendment No. 7 to the Trust’s Registration Statement on Form N-1A. The primary purposes of this filing are to incorporate changes to the Fund's name, investment objective, principal investment strategies, and principal investment risks that were previously communicated to shareholders in a supplement to the Fund’s summary prospectus, prospectus, and statement of additional information on December 3, 2020. The Trust anticipates filing a subsequent amendment to its Registration Statement on Form N-1A pursuant to Rule 485(b) of the 1933 Act in March 2021 to incorporate any additional changes in response to comments from the staff of the Commission, to incorporate updated financial statements, and make other non-material changes to update performance and other information about the Fund.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at isabella.zoller@usbank.com.

Very truly yours,

/s/ Isabella K. Zoller
Isabella K. Zoller
U.S. Bank Global Fund Services
as Administrator of the Trust